PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 99.5%
Australia 4.8%
APA Group, UTS	82,779	$619,511
Transurban Group, UTS	228,869	2,243,865
		2,863,376
Canada 7.6%
Canadian National Railway Co.	11,839	1,409,907
Canadian Pacific Railway Ltd.	19,065	1,504,796
Enbridge, Inc.	21,506	880,573
TC Energy Corp.	18,585	800,780
		4,596,056
China 2.3%
Beijing Capital International Airport Co. Ltd. (Class H Stock)*	892,160	678,537
China Longyuan Power Group Corp. Ltd. (Class H Stock)	517,455	714,316
		1,392,853
France 7.6%
Aeroports de Paris*	7,686	1,192,387
Eiffage SA	12,668	1,353,076
Vinci SA	18,106	2,045,789
		4,591,252
Germany 3.0%
Fraport AG Frankfurt Airport Services Worldwide*	5,537	315,118
RWE AG	33,982	1,512,841
		1,827,959
India 1.2%
Power Grid Corp. of India Ltd.	266,791	707,995
Italy 2.7%
Enav SpA, 144A	219,839	1,012,125
Terna - Rete Elettrica Nazionale	76,421	604,632
		1,616,757
Japan 2.6%
West Japan Railway Co.	38,028	1,592,556

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico 2.4%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	84,745	$1,459,619
New Zealand 1.7%
Auckland International Airport Ltd.*	181,168	997,066
Spain 10.1%
Aena SME SA, 144A*	16,383	2,461,528
Ferrovial SA	80,485	2,374,971
Sacyr SA (original cost $1,091,311; purchased 04/13/22 - 11/23/22)(f)	404,010	1,242,826
		6,079,325
Thailand 0.6%
Airports of Thailand PCL*	166,150	374,687
United Kingdom 6.2%
Centrica PLC	1,326,750	1,652,870
National Grid PLC	118,310	1,504,064
SSE PLC	28,166	601,194
		3,758,128
United States 46.7%
AES Corp. (The)	31,106	852,615
American Tower Corp., REIT	9,352	2,089,143
CenterPoint Energy, Inc.	59,388	1,788,767
Cheniere Energy, Inc.	10,007	1,528,970
CMS Energy Corp.	25,167	1,590,303
Constellation Energy Corp.	26,853	2,292,172
Exelon Corp.	35,698	1,506,099
NextEra Energy Partners LP	10,840	794,572
NextEra Energy, Inc.	38,351	2,862,135
NiSource, Inc.	20,715	574,841
PG&E Corp.*	77,743	1,236,114
PPL Corp.	19,939	590,194
SBA Communications Corp., REIT	5,633	1,675,987
Sempra Energy	15,343	2,459,943
Southern Co. (The)	20,531	1,389,538
Targa Resources Corp.	17,524	1,314,651
Union Pacific Corp.	1,996	407,563
Waste Connections, Inc.	4,707	625,560

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Williams Cos., Inc. (The)	35,580	$1,147,099
Xcel Energy, Inc.	21,051	1,447,677
		28,173,943

Total Common Stocks (cost $51,861,539)		60,031,572

	Units
Rights* 0.1%
Spain
Sacyr SA, expiring 02/03/23^ (cost $25,376)	404,010	27,319

Total Long-Term Investments (cost $51,886,915)		60,058,891

	Shares
Short-Term Investment 0.5%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $290,138)	290,138	290,138

TOTAL INVESTMENTS 100.1% (cost $52,177,053)		60,349,029
Liabilities in excess of other assets (0.1)%		(42,514)

Net Assets 100.0%		$60,306,515

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $27,319 and 0.0% of net assets.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,091,311. The aggregate value of $1,242,826 is 2.1% of net assets.

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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